Earnings per share/ADS (Tables)	6 Months Ended
Sep. 30, 2020
Schedule of computation of basic and diluted net income per share/ADS

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB, except share
	data and per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	93,792	76,360
Dilution effect arising from share-based awards issued by subsidiaries and equity method investees	(15)	(26)
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	93,777	76,334

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	20,788	21,591
Adjustments for dilutive RSUs and share options (million shares)	296	352
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	21,084	21,943
Net income per ordinary share — basic (RMB)	4.51	3.54
Net income per ordinary share — diluted (RMB)	4.45	3.48

Earnings per ADS
Net income per ADS — basic (RMB)	36.09	28.29
Net income per ADS — diluted (RMB)	35.58	27.83